Stockholders' Equity - Schedule Of Changes In Restricted Stock Units (Detail)	1 Months Ended	9 Months Ended	12 Months Ended
	May 18, 2010	Jul. 31, 2013	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Schedule Of Restricted Stock Granted [Line Items]
Outstanding shares, beginning balance		12,325,499	13,399,381	12,731,430	15,909,101
Granted		625,000	375,000	2,315,000	4,403,407
Forfeited, Shares	(1,696,345)	(1,517,672)	(942,553)	(889,511)	(6,868,016)
Outstanding shares, ending balance		9,778,351	12,325,499	13,399,381	12,731,430
Restricted Stock [Member]
Schedule Of Restricted Stock Granted [Line Items]
Outstanding shares, beginning balance		801,667
Granted		105,000
Vested		(685,000)
Forfeited, Shares		(26,667)
Outstanding shares, ending balance		195,000
Restricted Stock Unit [Member]
Schedule Of Restricted Stock Granted [Line Items]
Outstanding shares, beginning balance			1,911,669	2,842,004	1,022,003
Granted			105,000	120,000	3,110,000
Vested			(1,155,002)	(1,050,335)	(1,229,998)
Forfeited, Shares			(60,000)		(60,001)
Outstanding shares, ending balance			801,667	1,911,669	2,842,004